May 7, 2009


Division of Investment Management
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


Re:     Vanguard Admiral Funds; File Nos. 33-49023; 811-7043
        Vanguard Bond Index Funds; File Nos. 33-6001; 811-4681
        Vanguard CMT Funds; File Nos. 333-111362; 811-21478
        Vanguard California Tax-Free Funds; File Nos. 33-1569; 811-4474 Vanguard Chester Funds; File Nos. 2-92948; 811-4098
        Vanguard Convertible Securities Fund; File Nos. 33-4424; 811-4627 Vanguard Explorer Fund; File Nos. 2-27203; 811-1530
        Vanguard Fenway Funds; File Nos.33-19446; 811-5445
        Vanguard Fixed Income Securities Funds; File Nos. 2-47371; 811-2368 Vanguard Florida Tax-Free Fund; File Nos.33-48783; 811-6709
        Vanguard Horizon Funds; File Nos.33-56443; 811-07239
        Vanguard Index Funds; File Nos. 2-56846; 811-2652
        Vanguard Institutional Index Funds; File Nos. 33-34494; 811-6093 Vanguard International Equity Index Funds; File Nos. 33-32548; 811-5972 Vanguard Malvern Funds; File Nos. 33-23444; 811-5628
        Vanguard Massachusetts Tax-Exempt Funds; File Nos. 333-63579; 811-09005 Vanguard Money Market Reserves; File Nos. 2-52698; 811-2554
        Vanguard Montgomery Funds; File Nos. 333-145624; 811-22114
        Vanguard Morgan Growth Fund; File Nos. 2-29601; 811-1685
        Vanguard Municipal Bond Funds; File Nos. 2-57689; 811-2687
        Vanguard New Jersey Tax-Free Funds; File Nos. 33-17351; 811-5340 Vanguard New York Tax-Free Funds; File Nos. 33-2908; 811-4570
        Vanguard Ohio Tax-Free Funds; File Nos. 33-34261; 811-6083
        Vanguard Pennsylvania Tax-Free Funds; File Nos. 33-2907; 811-4571 Vanguard Quantitative Funds; File Nos. 33-8553; 811-4526
        Vanguard Specialized Funds; File Nos.2-88116; 811-3916
        Vanguard STAR Funds; File Nos. 2-88373; 811-3919
        Vanguard Tax-Managed Funds; File Nos. 33-53683; 811-07175
        Vanguard Treasury Fund; File Nos. 333-11763; 811-7803
        Vanguard Trustees' Equity Fund; File Nos. 2-65955-99; 811-2968
        Vanguard Valley Forge Funds; File Nos. 33-48863; 811-7023
        Vanguard Variable Insurance Funds; File Nos. 33-32216; 811-5962 Vanguard Wellesley Income Fund; File Nos. 2-31333; 811-1776
        Vanguard Wellington Fund; File Nos. 2-11444; 811-121
        Vanguard Whitehall Funds; File Nos. 33-64845; 811-07443
        Vanguard Windsor Funds; File Nos. 2-14336; 811-834
        Vanguard World Funds; File Nos. 2-17620; 811-1027
        (the "Vanguard Funds")

Commissioners:

Pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, we hereby file definitive proxy soliciting materials for each of the registrants listed above.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-1538.


Sincerely,



Judith L. Gaines, Esq.
Securities Regulation, Legal Department
The Vanguard Group, Inc.


Enclosures

cc: Christian Sandoe, Esq.
    U.S. Securities and Exchange Commission